LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Lease Assets and Liabilities

Leases	Balance Sheet Classification	December 31, 2020	December 31, 2019
		(In thousands)
Assets:
Right-of-use assets	Right-of-use assets	$85,009	$34,448

Liabilities:
Current lease liabilities	Accrued expenses and other current liabilities	$7,143	$9,674
Long-term lease liabilities	Other long-term liabilities	83,489	25,985
Total lease liabilities		$90,632	$35,659

Schedule of Lease Cost

Lease Cost	Income Statement Classification	Year Ended December 31, 2020	Year Ended December 31, 2019

		(In thousands)
Fixed lease cost	Cost of revenue	$3,215	$3,560
Fixed lease cost	General and administrative expense	15,548	12,638
Total fixed lease cost(a)		18,763	16,198

Variable lease cost	Cost of revenue	312	358
Variable lease cost	General and administrative expense	2,882	2,248
Total variable lease cost		3,194	2,606
Net lease cost		$21,957	$18,804
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(a)Includes approximately $2.7 million and $3.0 million of short-term lease cost, and $1.2 million and $0.8 million of sublease income, for the years ended December 31, 2020 and December 31, 2019, respectively.

Schedule of Maturity of Lease Liabilities	Maturities of lease liabilities as of December 31, 2020:

(In thousands)
2021	$14,806
2022	12,776
2023	10,037
2024	9,054
2025	9,118
After 2024	62,458
Total	118,249
Less: Interest	(21,882)
Less: Tenant improvement receivables	(5,735)
Present value of lease liabilities	$90,632

Schedule of Weighted-Average Lease Term and Discount Rate of Leases	The following are the weighted average assumptions used for lease term and discount rate:

	December 31, 2020	December 31, 2019
Remaining lease term	10.6 years	4.0 years
Discount rate	3.80%	5.05%

Schedule of Other Lease Information

	Year Ended December 31, 2020	Year Ended December 31, 2019

	(In thousands)
Other information:
Right-of-use assets obtained in exchange for lease liabilities	$69,886	$4,720
Cash paid for amounts included in the measurement of lease liabilities	$14,809	$15,725